Debt and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Outstanding Short-Term and Long-Term Debt
The following table summarizes our outstanding short-term and long-term debt and other financial liabilities:

	As of December 31, 2024	As of December 31, 2023
Loan with Itaú Unibanco S.A. principal amounts 17,200,000 Reais and 3,000,000 Reais	2,051	3,605
Long-term debt, including current maturities	2,051	3,605
Less: Current maturities of long-term debt	1,147	1,343
Long-term debt, excluding current maturities	$904	$2,262
Short-term debt, including current maturities of long-term debt	49,625	28,530
Total short-term and long-term debt	$50,529	$30,792

Summary of Long-Term Debt Instruments
The following table shows the details of the long-term debt outstanding as of December 31, 2024:

Loan	Issuance date	Maturity date	Currency	Amount in original currency	Amount in U.S. dollars	Interest rate	Interest payment
Itaú Unibanco S.A.	November 2020	November 2026	Reais	10,782	1,747	4%	Monthly
Itaú Unibanco S.A.	November 2020	November 2026	Reais	1,878	304	4%	Monthly

Summary of Changes in Debt
The changes in the balance of our total short-term and long-term debt as of December 31, 2024 and 2023 consist of the following:

	As of December 31, 2024	As of December 31, 2023
Balance, beginning of year	$30,792	$35,050
Payments of debenture issuance by securitization program (Note 10)	—	(2,231)
Payment of borrowings	(804)	(5,807)
Accrued interest	410	630
Interest paid	(502)	(361)
Foreign currency translation adjustment	(658)	(211)
Short-term loans, net (1)	21,291	3,722
Balance, end of year	$50,529	$30,792
(1) Includes loans that were reclassified from long-term debt to short-term debt.